Reverse Capitalization - Summary of Ordinary Shares Issued (Detail) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares Converted From One Class To Another [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Ordinary shares issued	[1]	100,137,777
Shares Issued Immediately After The Merger [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Ordinary shares issued		167,636,481
Common Class B [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
dMY Class A common stock outstanding prior to the Merger		18,500,000	18,500,000
PIPE Agreement [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Ordinary shares issued		33,000,000
PIPE Agreement [Member] | Common Class A [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Ordinary shares issued		27,598,704
PIPE Agreement [Member] | Common Class B [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Ordinary shares issued		6,900,000
Merger And Pipe Agreement [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
Ordinary shares issued		67,498,704
Before The Merger [Member]
Disclosure Of Common Stock Shares Issued Following The Consummation Of Merger [Line Items]
dMY Class A common stock outstanding prior to the Merger		27,600,000
Less: redemption of dMY shares		1,296

[1]	Includes 79,587,346 Genius ordinary shares converted from existing classes of shares of Maven Topco and 20,550,431 Genius ordinary shares related to vested rollover Incentive Securities. See Note 17 – Stock-based Compensation for further details.